Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Referral revenue			€ 745,824	€ 490,240	€ 309,152
Other revenue			8,345	2,843	180
Total revenue			754,169	493,083	309,332
Advertising spend			623,452	432,173	271,367
ROAS contribution			130,717	60,910	37,965
Costs and expenses:
Cost of revenue, including related party, excluding amortization			4,273	2,946	1,443
Other selling and marketing			51,277	29,046	14,867
Technology and content			51,658	28,693	15,388
General and administrative, including related party shared service fee	[1],[2]		54,097	18,065	6,536
Amortization of intangible assets			13,857	30,030	30,025
Operating income (loss)			(44,445)	(47,870)	(30,294)
Other income (expense)
Interest expense			(137)	(147)	(11)
Other, net			(139)	(2,667)	(1,435)
Total other income (expense), net			(276)	(2,814)	(1,446)
Income (loss) before income taxes			(44,721)	(50,684)	(31,740)
Provision for income taxes			6,670	(11,318)	(8,644)
Net loss		€ 1,185	(51,391)	(39,366)	(23,096)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Referral revenue			348,909	259,568	210,241
Other revenue			0	0	0
Total revenue			348,909	259,568	210,241
Advertising spend			257,471	194,886	162,358
ROAS contribution			91,438	64,682	47,883
Operating Segments | Americas
Segment Reporting Information [Line Items]
Referral revenue			286,398	171,910	73,316
Other revenue			0	0	0
Total revenue			286,398	171,910	73,316
Advertising spend			243,176	169,415	81,110
ROAS contribution			43,222	2,495	(7,794)
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Referral revenue			110,517	58,762	25,595
Other revenue			0	0	0
Total revenue			110,517	58,762	25,595
Advertising spend			122,805	67,872	27,899
ROAS contribution			(12,288)	(9,110)	(2,304)
Corporate & Eliminations
Segment Reporting Information [Line Items]
Referral revenue			0	0	0
Other revenue			8,345	2,843	180
Total revenue			8,345	2,843	180
Advertising spend			0	0	0
ROAS contribution			€ 8,345	€ 2,843	€ 180

[1]	Includes related party shared service fee as follows: Year ended December 31, 201420152016General and administrative1,5062,8264,185
[2]	Includes share-based compensation as follows: Year ended December 31, 201420152016Cost of revenue—238737Selling and marketing1,0523,36010,913Technology and content, net of capitalized internal-use software and website development costs1,2074,54515,816General and administrative1235,98626,256